Financial Instruments - Impairment Losses on Financial Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other financial asset [member]
Disclosure of financial assets [line items]
Write-off of receivables	₩ 33,648	₩ 75,349